THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS

AQUARIUS FUND

April 30, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
Austria — 2.0%
ANDRITZ	23,588	$1,006,651

Brazil — 0.6%
Cia de Saneamento de Minas Gerais-COPASA .	120,500	333,913

Canada — 2.0%
Stantec	22,542	1,034,758

France — 6.0%
Veolia Environnement	104,597	3,070,012

Germany — 1.1%
Norma Group	23,971	592,859

Hong Kong — 5.6%
Beijing Enterprises Water Group	1,697,355	549,595
China Everbright Environment	825,330	483,755
China Water Affairs Group	795,730	873,893
Guangdong Investment	599,125	767,712
SIIC Environment Holdings	1,202,095	187,821

		2,862,776

India — 0.6%
VA Tech Wabag	77,067	291,137

Japan — 2.2%
Kurita Water Industries	34,010	1,158,751

Mexico — 1.3%
Orbia Advance	283,220	680,899

Netherlands — 2.9%
Aalberts	20,262	997,823
Arcadis	12,104	503,120

		1,500,943

South Korea — 2.9%
Coway	27,106	1,520,234

Sweden — 1.0%
Alfa Laval	18,872	523,146

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS

AQUARIUS FUND

April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — 17.7%
Costain Group	441,310	$219,106
Ferguson	7,130	900,029
HomeServe	184,610	2,280,163
Pennon Group	82,867	1,151,354
Severn Trent	24,846	979,305
United Utilities Group	215,246	3,097,722
Weir Group	26,293	509,904

		9,137,583

United States — 51.5%

Health Care — 6.5%
Agilent Technologies	8,800	1,049,576
Danaher	9,322	2,341,034

		3,390,610

Industrials — 31.5%
Advanced Drainage Systems	8,343	854,824
AECOM	17,097	1,206,364
AO Smith	12,212	713,547
Core & Main, Cl A *	55,051	1,308,012
Evoqua Water Technologies *	8,822	367,789
Fortune Brands Home & Security	17,065	1,215,881
IDEX	4,406	836,347
Lindsay	2,948	398,422
Masco	23,694	1,248,437
Mueller Water Products, Cl A	63,599	765,096
Pentair	28,988	1,471,141
Roper Technologies	3,771	1,772,068
SPX *	12,120	507,828
Toro	4,419	354,094
Valmont Industries	3,196	795,197
Vidler Water Resouces *	66,433	1,045,655
Xylem	14,441	1,162,501
Zurn Water Solutions	6,602	206,114

		16,229,317

Materials — 3.3%
Ecolab	10,053	1,702,375

Utilities — 10.2%
American Water Works	9,649	1,486,718

THE ADVISORS’ INNER CIRCLE FUND III	KBI GLOBAL INVESTORS

AQUARIUS FUND

April 30, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued

Utilities — continued
Consolidated Water	22,572	$245,583

Essential Utilities	54,543	2,441,345

SJW Group	18,154	1,071,086

		5,244,732

		26,567,034

TOTAL COMMON STOCK
(Cost $43,683,162)		50,280,696

TOTAL INVESTMENTS — 97.4%

(Cost $43,683,162)		$50,280,696

Percentages are based on Net Assets of $51,617,689.

*	Non-income producing security.

Cl — Class

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

KBI-QH-001-0800